Convertible Redeemable Preferred Shares - Schedule of Activities of Preference Stock (Detail) ¥ in Thousands	6 Months Ended
Jun. 30, 2024 CNY (¥) shares
Temporary Equity [Line Items]
Beginning balance (in shares) | shares	109,481,969
Beginning balance	¥ 3,563,681
Net accretion on convertible redeemable preferred shares to redemption value	204,364
Deemed dividend to preferred shareholders due to modifications	¥ 5,940
Ending balance (in shares) | shares	109,481,969
Ending balance	¥ 3,773,985
Series A Shares
Temporary Equity [Line Items]
Beginning balance (in shares) | shares	15,040,570
Beginning balance	¥ 408,139
Net accretion on convertible redeemable preferred shares to redemption value	25,492
Deemed dividend to preferred shareholders due to modifications	¥ (8,583)
Ending balance (in shares) | shares	15,040,570
Ending balance	¥ 425,048
Series B Shares
Temporary Equity [Line Items]
Beginning balance (in shares) | shares	7,085,330
Beginning balance	¥ 199,518
Net accretion on convertible redeemable preferred shares to redemption value	12,197
Deemed dividend to preferred shareholders due to modifications	¥ (5,041)
Ending balance (in shares) | shares	7,085,330
Ending balance	¥ 206,674
Series C Shares
Temporary Equity [Line Items]
Beginning balance (in shares) | shares	23,786,590
Beginning balance	¥ 493,788
Net accretion on convertible redeemable preferred shares to redemption value	21,776
Deemed dividend to preferred shareholders due to modifications	¥ (8,659)
Ending balance (in shares) | shares	23,786,590
Ending balance	¥ 506,905
Series D Shares
Temporary Equity [Line Items]
Beginning balance (in shares) | shares	37,152,161
Beginning balance	¥ 1,059,434
Net accretion on convertible redeemable preferred shares to redemption value	56,073
Deemed dividend to preferred shareholders due to modifications	¥ (203)
Ending balance (in shares) | shares	37,152,161
Ending balance	¥ 1,115,304
Series E Shares
Temporary Equity [Line Items]
Beginning balance (in shares) | shares	26,417,318
Beginning balance	¥ 1,402,802
Net accretion on convertible redeemable preferred shares to redemption value	88,826
Deemed dividend to preferred shareholders due to modifications	¥ 28,426
Ending balance (in shares) | shares	26,417,318
Ending balance	¥ 1,520,054